S000008481 [Member] Annual Fund Operating Expenses - Carillon Eagle Mid Cap Growth Fund	Dec. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.05%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.75%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.66%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.75%